Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenue	$ 24,015,365	$ 17,973,748
Operating expenses:
General and administrative	1,516,967	1,350,742
Salaries, benefits and contractor costs	10,444,538	12,820,835
Marketing and commissions	23,653,247	18,471,073
Travel	180,755	546,081
Professional fees	1,101,915	1,158,597
Product and technology development	2,943,474	2,277,688
Depreciation and amortization	1,239,340	1,345,798
Total operating expenses	41,080,236	37,970,814
Operating loss	(17,064,871)	(19,997,066)
Other expense / (income):
Interest expense	810,987	1,176,502
(Gain) on Debt Extinguishment		(3,838,715)
Stock-based Compensation		7,824,176
Foreign currency (gain) / loss	(498,207)	1,642,828
Other non-operating expense / (income), net	1,125,010	(256,899)
Net loss before income taxes	(18,502,661)	(26,544,958)
Income tax benefit
Net loss	(18,502,661)	(26,544,958)
Currency translation adjustment net of tax	(198,542)	(4,047,936)
Comprehensive loss	$ (18,701,203)	$ (30,592,894)
Loss per Share, basic	$ (0.33)	$ (0.74)
Loss per Share, diluted	$ (0.33)	$ (0.74)
Weighted-average common shares outstanding, basic	55,394,193	35,745,864
Weighted-average common shares outstanding, diluted	55,394,193	35,745,864